SUBSEQUENT EVENTS - Disposal of Other Equity Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	2 Months Ended		12 Months Ended
	Feb. 28, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Cash consideration				¥ 1,500	$ 235
Beijing Chenfeng | Other Equity Investments | Subsequent Event
Subsequent Event [Line Items]
Cash consideration	¥ 10,938	¥ 51,207	$ 7,627